Consolidated Statements Of Operations And Comprehensive ( Loss) Income (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2011	Sep. 30, 2010	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Revenue
Management and leasing fees	$ 4,862,000	$ 2,300,000	$ 9,657,000	$ 6,513,000	$ 8,913,000	$ 9,026,000	$ 10,671,000
Management and leasing fees - related party	2,989,000	3,829,000	8,151,000	9,589,000	12,417,000	10,138,000	8,380,000
Commissions	1,329,000	1,973,000	4,842,000	4,353,000	6,359,000	4,204,000	5,906,000
Commissions - related party	1,930,000	2,034,000	3,587,000	4,319,000	5,375,000	727,000	4,295,000
Sale of real estate			417,000	3,937,000	3,937,000	52,699,000
Sale of real estate - related party					9,535,000	6,698,000
Rental and other income	1,666,000	1,637,000	3,359,000	2,934,000	4,000,000	2,743,000	2,973,000
Total revenue	12,776,000	11,773,000	30,013,000	31,645,000	50,536,000	86,235,000	32,225,000
Operating expenses
Commission and marketing expenses	1,641,000	263,000	3,015,000	2,032,000	3,186,000	3,411,000	2,827,000
Compensation and related expenses	8,473,000	12,414,000	24,562,000	29,400,000	38,155,000	24,789,000	21,292,000
Merger-related compensation and related expenses					2,225,000	12,468,000
Cost of real estate sold			397,000	2,714,000	2,714,000	36,179,000
Cost of real estate sold - related party					8,812,000	5,752,000
General and administrative	3,329,000	3,457,000	9,183,000	8,263,000	11,314,000	6,351,000	6,074,000
Merger-related general and administrative						3,652,000
Depreciation and amortization	931,000	616,000	1,828,000	1,197,000	1,618,000	1,122,000	920,000
Rental operating expenses	1,195,000	897,000	2,248,000	1,421,000	1,913,000	1,148,000	1,458,000
Total operating expenses	15,569,000	17,647,000	41,233,000	45,027,000	69,937,000	94,872,000	32,571,000
Equity in joint venture (loss) income	(646,000)	5,191,000	7,229,000	5,162,000	10,548,000	8,019,000	10,097,000
Interest income from loan pool participations and notes receivable	1,048,000	4,209,000	5,835,000	7,950,000	11,855,000
Operating (loss) income	(2,391,000)	3,526,000	1,844,000	(270,000)	3,002,000	(618,000)	9,751,000
Non-operating income (expense)
Interest income	74,000	53,000	264,000	168,000	192,000	102,000	221,000
Interest income - related party	561,000	91,000	970,000	477,000	662,000	400,000	341,000
Remeasurement gain			6,348,000	2,108,000	2,108,000
Gain on extinguishment of debt				16,670,000	16,670,000
Loss on extinguishment of debt		(4,788,000)		(4,788,000)	(4,788,000)
Interest expense	(6,117,000)	(2,198,000)	(13,874,000)	(6,492,000)	(7,634,000)	(13,174,000)	(8,596,000)
Other than temporary impairment						(328,000)	(445,000)
(Loss) income before benefit from (provision for) income taxes	(7,873,000)	(3,316,000)	(4,448,000)	7,873,000	10,212,000	(13,618,000)	1,272,000
Benefit from (provision for) income taxes	2,997,000	(383,000)	2,162,000	(4,335,000)	(3,727,000)	3,961,000	(605,000)
Net (loss) income	(4,876,000)	(3,699,000)	(2,286,000)	3,538,000	6,485,000	(9,657,000)	667,000
Net loss (income) attributable to the noncontrolling interests	42,000	(1,215,000)	(1,295,000)	(2,374,000)	(2,979,000)	(5,679,000)	(54,000)
Net (loss) income attributable to Kennedy-Wilson Holdings, Inc.	(4,834,000)	(4,914,000)	(3,581,000)	1,164,000	3,506,000	(15,336,000)	613,000
Preferred dividends and accretion of preferred stock issuance costs	(2,036,000)	(1,804,000)	(6,708,000)	(2,524,000)	(4,558,000)
Net (loss) income attributable to Kennedy-Wilson Holdings, Inc. common shareholders	(6,870,000)	(6,718,000)	(10,289,000)	(1,360,000)	(1,052,000)	(15,336,000)	613,000
Other comprehensive (loss) income, net of tax	(1,783,000)	2,912,000	(1,576,000)	5,098,000	6,440,000	2,601,000	240,000
Total comprehensive (loss) income	$ (8,653,000)	$ (3,806,000)	$ (11,865,000)	$ 3,738,000	$ 5,388,000	$ (12,735,000)	$ 853,000
Basic and diluted loss per share
Basic and diluted loss attributable to Kennedy-Wilson Holdings, Inc. common shareholders	$ (0.16)	$ (0.17)	$ (0.25)	$ (0.03)
Basic income (loss) per share attributable to Kennedy-Wilson Holdings, Inc. common shareholders					$ (0.03)	$ (0.57)	$ 0.03
Weighted average number of common shares outstanding	44,016,880	38,961,822	40,712,496	39,062,570	38,978,272	26,891,304	22,892,498
Dividends declared per common share	$ 0.04		$ 0.08
Diluted income (loss) per share attributable to Kennedy-Wilson Holdings, Inc. common shareholders					$ (0.03)	$ (0.57)	$ 0.03
Weighted average number of common shares outstanding for diluted (loss) income per share					38,978,272	26,891,304	24,310,299